Condensed Consolidating Financial Information - Additional Information (Detail) (7.25% Senior Notes)	Dec. 31, 2013
7.25% Senior Notes
Schedule Of Condensed Statements Of Operations [Line Items]
Debt instrument stated rate of interest	7.25%